Segments	6 Months Ended
Jun. 30, 2023
Segments [Abstract]
Segments

Note 19 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has three operating segments: (1) AR advertising services, (2) AR entertainment and (3) semiconductor related products and services.

The following tables present summary information by segment for the six months ended June 30, 2022 and 2023:

	AR advertising services	AR entertainment	Semiconductor business	Total June 30, 2022
	RMB	RMB	RMB (Unaudited)	RMB (Unaudited)
Revenues	276,162,981	1,299,764	156,848,405	43,4311,150
Cost of revenues	205,178,969	344,493	144,510,487	350,033,949
Gross profit	70,832,220	955,271	12,337,918	84,277,201
Depreciation and amortization	1,488,036	-	3,599,707	5,087,743
Total capital expenditures	1,250,234	-	-	1,250,234

	AR advertising services	AR entertainment	Semiconductor business	Total June 30, 2023
	RMB	RMB	RMB (Unaudited)	RMB (Unaudited)
Revenues	254,823,992	-	9,935,513	264,759,505
Cost of revenues	173,883,370	-	9,894,059	183,777,429
Gross profit	80,940,622	-	41,454	80,982,076
Depreciation and amortization	1,126,731	-	13,553	1,140,284
Total capital expenditures	79,813,891	-	27,901	79,841,792

Total assets as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
AR advertising services	1,071,603,048	1,317,268,613	182,300,730
AR entertainment	9,504,306	-	-
Semiconductor business	179,234,012	-	-
Total assets	1,260,341,366	1,317,268,613	182,300,730

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviewed consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Mainland PRC revenues	290,966,447	254,823,992	36,834,390
Hong Kong revenues	59,650,651	-	-
International revenues	83,694,052	9,935,513	1,436,162
Total revenues	434,311,150	264,759,505	38,270,552